Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (notes 19c and 19d)	$ 0	$ 33,671
Long-term debt	(1,969,776)	(1,797,992)
Obligations related to capital leases (note 5)	(1,298,556)	(1,011,549)
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 6)	131,386	131,685
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(350,813)	(376,581)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	222,864	339,435
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases (note 5)	(1,298,556)	(1,011,549)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,618,963)	(1,421,411)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	3,341	878
Interest rate swap agreements – liabilities	(40,958)	(73,984)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – assets	0	3,758
Cross currency swap agreements – liabilities	(29,122)	(54,217)
Carrying Amount Asset (Liability) | Level 2 | Non-recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (notes 19c and 19d)	0	16,671
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	175	3,476
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	1,061	1,648
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(361,095)	(384,820)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	222,864	339,435
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases (note 5)	(1,274,693)	(1,001,588)
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,604,106)	(1,391,524)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	3,341	878
Interest rate swap agreements – liabilities	(40,958)	(73,984)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – assets	0	3,758
Cross currency swap agreements – liabilities	(29,122)	(54,217)
Fair Value Asset (Liability) | Level 2 | Non-recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (notes 19c and 19d)	0	16,671
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	174	3,459
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 1,061	$ 1,648